U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 333-76407
POST-EFFECTIVE AMENDMENT NO. 17
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-9293
POST EFFECTIVE AMENDMENT NO. 17
DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(1-520-434-3771)

Agents For Service:	Thomas D. Tays, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
1-520-434-3771
-or-
Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438
It is proposed that this filing will become effective:
☑     Immediately upon filing pursuant to paragraph (b)
☐     On ___ pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)
☐     On __, pursuant to paragraph (a) of Rule 485
☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On___, pursuant to paragraph (a)(2) of Rule 485
Title of Securities being Registered: Common Stock of:
Davis Value Portfolio;
Davis Financial Portfolio; and
Davis Real Estate Portfolio
EXPLANATORY NOTE
This Post-Effective Amendment No. 17 to the Registration Statement contains:
XBRL filings for
Davis Variable Account Fund
Signature Pages
Exhibits:

DAVIS VARIABLE ACCOUNT FUND, INC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 9th day of May, 2011.
The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

DAVIS VARIABLE ACCOUNT FUND, INC.
*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich*	Principal Executive Officer	May 9, 2011

Kenneth Eich

Douglas Haines*	Principal Financial Officer; and

Douglas Haines	Principal Accounting Officer	May 9, 2011

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

*	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 333-76407.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

DAVIS VARIABLE ACCOUNT FUND, INC.
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 9, 2011 by the following persons in the capacities indicated.

Signature	Title

Marc P. Blum*	Director

Marc P. Blum

Andrew A. Davis*	Director

Andrew A. Davis

Christopher C. Davis*	Director

Christopher C. Davis

John Gates*	Director

John Gates

Thomas S. Gayner*	Director

Thomas S. Gayner

G. Bernard Hamilton*	Director

G. Bernard Hamilton

Samuel H. Iapalucci*	Director

Samuel H. Iapalucci

Robert P. Morgenthau*	Director

Robert P. Morgenthau

Marsha Williams*	Director

Marsha Williams

*	Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibit 23(q)(1) of Registrant’s registration statement 333-76407.

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

EXHIBIT LIST
XBRL Files for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio

2